Falcon Focus SCV Fund (the “Fund”)
A series of Investment Managers Series Trust II

Supplement dated December 2, 2015, to the Prospectus dated August 11, 2015, as supplemented, and the Summary Prospectus dated August 14, 2015

Effective immediately, the minimum initial investment requirements for the Class I Shares of the Fund are being lowered to $5,000 for direct regular accounts and $2,500 for direct retirement accounts, automatic investment plans and gift accounts for minors.

Accordingly, the information under the heading “Purchase and Sale of Fund Shares” on page 4 of the Prospectus and page 5 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares
Currently, Class A Shares are not available for purchase. To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$1,000	$100
Direct Retirement Accounts	$500	$100
Automatic Investment Plan	$500	$100
Gift Accounts For Minors	$500	$100
Class I Shares
Direct Regular Accounts	$5,000	$100
Direct Retirement Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$100
Gift Accounts for Minors	$2,500	$100

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

The fourth paragraph and table under the section entitled “YOUR ACCOUNT WITH THE FUND – Buying Fund Shares” on page 16 of the Prospectus are deleted in their entirety and replaced with the following:

To purchase shares of the Fund, you must invest at least the minimum amount indicated in the following table.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A
Direct Regular Accounts	$1,000	$100
Direct Retirement Accounts	$500	$100
Automatic Investment Plan	$500	$100
Gift Accounts For Minors	$500	$100
Class I
Direct Regular Accounts	$5,000	$100
Direct Retirement Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$100
Gift Accounts For Minors	$2,500	$100

The first paragraph under the heading “YOUR ACCOUNT WITH THE FUND – Class I Shares” on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

Class I Shares
To purchase Class I Shares of the Fund, you generally must invest at least $5,000. Class I Shares are not subject to any initial sales charge. No CDSC is imposed on redemptions of Class I Shares, and you do not pay any ongoing distribution/service fees.

Please file this Supplement with your records.